Derivative Instruments and Hedging Activities (FY)	12 Months Ended
Dec. 31, 2023
Entity Information [Line Items]
Derivative Instruments and Hedging Activities Disclosure

5. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

We use derivatives principally to manage the interest rate risk associated with refinancing our long-term debt and the risk of price changes for purchased power. The derivatives that we use to economically hedge these risks are governed by our risk management policies for forward and futures contracts. Our net positions are continually assessed within our structured hedging programs to determine whether new or offsetting transactions are required. We monitor and value derivative positions monthly as part of our risk management processes. We use published sources for pricing, when possible, to mark positions to market. All of our derivative instruments are used for risk management purposes and are designated as cash flow hedges if they qualify under ASC 815 for accounting purposes.

At December 31, 2023, AES Indiana’s outstanding derivative instruments were as follows:

Commodity	Accounting Treatment (a)	Unit	Notional (in thousands)	Sales (in thousands)	Net Notional (in thousands)
Interest rate hedges	Designated	USD	$400,000	$—	$400,000
FTRs	Not Designated	MWh	3,919	—	3,919

(a)	Refers to whether the derivative instruments have been designated as a cash flow hedge.

Cash Flow Hedges

As part of our risk management processes, we identify the relationships between hedging instruments and hedged items, as well as the risk management objective and strategy for undertaking various hedge transactions. The fair values of cash flow hedges determined by current public market prices will continue to fluctuate with changes in market prices up to contract expiration. The change in the fair value of a hedging instrument is recorded in other comprehensive income and amounts deferred are reclassified to earnings in the same income statement line as the hedged item in the period in which it settles.

In March 2019, we entered into three forward interest rate swaps to hedge the interest risk associated with refinancing the IPALCO 2020 maturities. The three interest rate swaps had a combined notional amount of $400.0 million. In April 2020, we de-designated the swaps as cash flow hedges and froze the AOCL of $72.3 million at the date of de-designation. The interest rate swaps were then amended and re-designated as cash flow hedges to hedge the interest rate risk associated with refinancing the 2024 IPALCO Notes. The amended interest rate swaps have a combined notional amount of $400.0 million and will be settled when the 2024 IPALCO Notes are refinanced. The $72.3 million of AOCL associated with the interest rate swaps through the date of the amendment is being amortized out of AOCL into interest expense over the remaining life of the 2030 IPALCO Notes, while any changes in fair value associated with the amended interest rate swaps will be recognized in AOCL going forward.

The following tables provide information on gains or losses recognized in AOCI / (AOCL) for the cash flow hedges for the periods indicated:

	Interest Rate Hedges for the Years Ended December 31,
	2023	2022	2021
	$ in thousands (net of tax)
Beginning accumulated derivative gain / (loss) in AOCI / (AOCL)	$22,269	$(29,407)	$(43,420)

Net gains associated with current period hedging transactions	1,594	46,245	10,393
Net losses reclassified to interest expense	5,431	5,431	3,620
Ending accumulated derivative gain / (loss) in AOCI / (AOCL)	$29,294	$22,269	$(29,407)

Loss expected to be reclassified to earnings in the next twelve months	$(5,375)
Maximum length of time that we are hedging our exposure to variability in future cash flows related to forecasted transactions (in months)	9

Derivatives Not Designated as Hedge

AES Indiana’s FTRs and forward power contracts do not qualify for hedge accounting or the normal purchases and sales exceptions under ASC 815. Accordingly, FTRs are recorded at fair value using the income approach when acquired and subsequently amortized over the annual period as they are used. The forward power contracts are recorded at fair value using the market approach with changes in the fair value charged or credited to the Consolidated Statements of Operations in the period in which the change occurred. This is commonly referred to as “MTM accounting.” Realized gains and losses on the forward power contracts are included in future FAC filings, therefore any realized and unrealized gains and losses are deferred as regulatory liabilities or regulatory assets. There were net realized gains of $0.0 million and $1.3 million related to forward power contracts during the years ended December 31, 2023 and 2022, respectively, related to the forward power contracts that were deferred and included with deferred fuel costs in “Regulatory assets, current” on the accompanying Consolidated Balance Sheets.

Certain qualifying derivative instruments have been designated as normal purchases or normal sales contracts, as provided under GAAP. Derivative contracts that have been designated as normal purchases or normal sales under GAAP are not subject to hedge or MTM accounting and are recognized in the Consolidated Statements of Operations on an accrual basis.

When applicable, IPALCO has elected not to offset derivative assets and liabilities and not to offset net derivative positions against the right to reclaim cash collateral pledged (an asset) or the obligation to return cash collateral received (a liability) under derivative agreements. As of December 31, 2023 and 2022, IPALCO did not have any offsetting positions.

The following table summarizes the fair value, balance sheet classification and hedging designation of IPALCO’s derivative instruments (in thousands):

			December 31,
Commodity	Hedging Designation	Balance sheet classification	2023	2022
FTRs	Not a Cash Flow Hedge	Derivative assets, current	$1,388	$7,545
Interest rate hedges	Cash Flow Hedge	Derivative assets, current	$14,294	$—
Interest rate hedges	Cash Flow Hedge	Derivative assets, non-current	$—	$12,172

Indianapolis Power And Light Company
Entity Information [Line Items]
Derivative Instruments and Hedging Activities Disclosure

5. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

AES Indiana uses derivatives principally to manage the risk of price changes for purchased power. The derivatives that AES Indiana uses to economically hedge this risk is governed by our risk management policies for forward and futures contracts. AES Indiana’s net positions are continually assessed within its structured hedging programs to determine whether new or offsetting transactions are required. AES Indiana monitors and values derivative positions monthly as part of its risk management processes. AES Indiana uses published sources for pricing, when possible, to mark positions to market. All of AES Indiana’s derivative instruments are used for risk management purposes and are designated as cash flow hedges if they qualify under ASC 815 for accounting purposes.

At December 31, 2023, AES Indiana’s outstanding derivative instruments were as follows:

Commodity	Accounting Treatment(1)	Unit	Notional (in thousands)	Sales (in thousands)	Net Notional (in thousands)
FTRs	Not Designated	MWh	3,919	—	3,919

(1)	Refers to whether the derivative instruments have been designated as a cash flow hedge.

Derivatives Not Designated as Hedge

AES Indiana’s FTRs and forward power contracts do not qualify for hedge accounting or the normal purchases and sales exceptions under ASC 815. Accordingly, FTRs are recorded at fair value using the income approach when acquired and subsequently amortized over the annual period as they are used. The forward power contracts are recorded at fair value using the market approach with changes in the fair value charged or credited to the Consolidated Statements of Operations in the period in which the change occurred. This is commonly referred to as “MTM accounting.” Realized gains and losses on the forward power contracts are included in future FAC filings, therefore any realized and unrealized gains and losses are deferred as regulatory liabilities or regulatory assets. There were net realized gains of $0.0 million and $1.3 million related to forward power contracts during the years ended December 31, 2023 and 2022, respectively, related to the forward power contracts that were deferred and included with deferred fuel costs in “Regulatory assets, current” on the accompanying Consolidated Balance Sheets.

Certain qualifying derivative instruments have been designated as normal purchases or normal sales contracts, as provided under GAAP. Derivative contracts that have been designated as normal purchases or normal sales under GAAP are not subject to hedge or MTM accounting and are recognized in the Consolidated Statements of Operations on an accrual basis.

When applicable, AES Indiana has elected not to offset derivative assets and liabilities and not to offset net derivative positions against the right to reclaim cash collateral pledged (an asset) or the obligation to return cash collateral received (a liability) under derivative agreements. As of December 31, 2023 and 2022, AES Indiana did not have any offsetting positions.

The following table summarizes the fair value, balance sheet classification and hedging designation of AES Indiana’s derivative instruments (in thousands):

			December 31,
Commodity	Hedging Designation	Balance sheet classification	2023	2022
FTRs	Not a Cash Flow Hedge	Prepayments and other current assets	$1,388	$7,545